Related Party and Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment sold, excluding plan interest in master trust, selling price	$ 15,629,083	$ 26,338,983
Legacy Pinnacle common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	993,051	1,001,201
Investment acquired, excluding plan interest in master trust, cost	$ 14,381,489	$ 7,462,968